FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2008

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

           Address: 350 Madison Avenue, 8th Floor, New York, NY  10017
          -------------------------------------------------------------


                         Form 13F File Number: 28-12901
                       ----------------------------------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                 New York, NY         November 14, 2008
---------------------------       ------------------------   -------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   40
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Form 13F Information Table Value Total:   $ 71,319 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                               September 30, 2008


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    Column 1                    Column 2       Column 3     Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class         CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AZZ INC                          COM             002474104    2,172        52,500     SH        Sole                52,500
ACORN ENERGY INC                 COM             004848107    1,469       398,100     SH        Sole               398,100
AKAMAI TECHNOLOGIES INC          COM             00971T101    1,831       105,000     SH        Sole               105,000
AMERICAN PAC CORP                COM             028740108    2,745       210,200     SH        Sole               210,200
ASTEC INDS INC                   COM             046224101    3,314       107,500     SH        Sole               107,500
CALIFORNIA MICRO DEVICES COR     COM             130439102    2,078       694,492     SH        Sole               694,492
CALLWAVE INC DEL                 COM             13126N101    1,512       800,000     SH        Sole               800,000
DOW CHEM CO                      COM             260543103    2,781        87,500     SH        Sole                87,500
DOW CHEM CO                      CALL            260543903      277           500    CALL       Sole                   500
FLIGHT SAFETY TECH INC NEV       COM NEW         33942T207      111       185,000     SH        Sole               185,000
GENERAL FINANCE CORP             COM             369822101    1,115       177,000     SH        Sole               177,000
GLOBALOPTIONS GROUP INC          COM NEW         37946D209    1,195       600,700     SH        Sole               600,700
GRAFTECH INTL LTD                COM             384313102    3,022       200,000     SH        Sole               200,000
HUNTSMAN CORP                    COM             447011107    1,261       100,000     SH        Sole               100,000
ICO INC NEW                      COM             449293109      101        18,000     SH        Sole                18,000
ISHARES TR                       RUSSELL         464287655      534         3,000     SH        Sole                 3,000
                                 2000
ITERIS INC                       COM             46564T107    1,782       900,000     SH        Sole               900,000
JER INVT TR INC                  COM             46614H301      146        30,250     SH        Sole                30,250



KOPPERS HOLDINGS INC             COM             50060P106      382        10,200     SH        Sole                10,200
LANDEC CORP                      COM             514766104    1,692       206,622     SH        Sole               206,622
MEDIS TECHNOLOGIES LTD           PUT             58500P957      233         3,002     PUT       Sole                 3,002
MICRON TECHNOLOGY INC            COM             595112103    2,835       700,000     SH        Sole               700,000
NATIONAL COAL CORP               COM NEW         632381208       61        11,500     SH        Sole                11,500
OIL DRI CORP AMER                COM             677864100    2,777       164,100     SH        Sole               164,100
ORION ENERGY SYSTEMS INC         COM             686275108    1,232       219,600     SH        Sole               219,600
PDI INC                          COM             69329V100    2,342       295,000     SH        Sole               295,000
PLEXUS CORP                      PUT             729132950      217           500     PUT       Sole                   500
QUALSTAR CORP                    COM             74758R109    1,256       420,000     SH        Sole               420,000
RF MICRODEVICES INC              COM             749941100    1,461       500,000     SH        Sole               500,000
REAL GOODS SOLAR INC             CL A            75601N104      191        46,219     SH        Sole                46,219
SCHIFF NUTRITION INTL INC        COM             806693107    4,029       590,000     SH        Sole               590,000
TEXAS INSTRS INC                 COM             882508104    3,762       175,000     SH        Sole               175,000
TIMKEN CO                        COM             887389104    2,670        94,200     SH        Sole                94,200
TRANSMETA CORP DEL               COM             89376R208    5,065       312,500     SH        Sole               312,500
UST INC                          CALL            902911906    1,283         1,700    CALL       Sole                 1,700
VALMONT INDS INC                 COM             920253101    2,288        27,670     SH        Sole                27,670
WESCO FINL CORP                  COM             950817106    1,607         4,500     SH        Sole                 4,500
WORLD WRESTLING ENTMT INC        CL A            98156Q108    5,046       326,423     SH        Sole               326,423
YOUBET COM INC                   COM             987413101      234       160,000     SH        Sole               160,000
ZILOG INC                        COM PAR         989524301    3,210       999,900     SH        Sole               999,900
                                 $0.01
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